UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Hong T. Le

American Funds Fundamental Investors

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Fundamental Investors® Semi-annual report for the six months ended June 30, 2023

Flexibility can help
uncover value in any
market environment

Fundamental Investors seeks long-term growth of capital and income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended June 30, 2023:

	1 year	5 years	10 years

Class F-2 shares	20.28%	9.62%	11.54%
Class A shares (reflecting 5.75% maximum sales charge)	13.14	8.10	10.65

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.39% for Class F-2 shares and 0.61% for Class A shares as of the prospectus dated March 1, 2023. The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information.

The fund’s 30-day yield as of June 30, 2023, was 1.38% for Class F-2 shares and 1.11% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The fund’s 12-month distribution rate as of that date was 1.58% for Class F-2 shares and 1.31% for Class A shares. The Class A share results reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Fundamental Investors for the periods ended June 30, 2023, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, refer to capitalgroup.com/individual/investments/fund/FINFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

9	Financial statements

13	Notes to financial statements

23	Financial highlights

Results at a glance

For periods ended June 30, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

Fundamental Investors (Class F-2 shares)[2]	14.40%	20.28%	9.62%	11.54%	12.38%
Fundamental Investors (Class A shares)	14.27	20.03	9.39	11.31	12.16
S&P 500 Index[3]	16.89	19.59	12.31	12.86	11.75

Past results are not predictive of results in future periods.

[1]	Lifetime returns are from August 1, 1978, the date Capital Research and Management Company began managing the fund.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Source: S&P Dow Jones Indices. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fundamental Investors	1

Investment portfolio June 30, 2023	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	79.87%
Canada	4.39
Eurozone*	4.16
United Kingdom	2.87
Denmark	1.17
South Korea	1.01
Taiwan	.85
Sweden	.81
Switzerland	.67
Other countries	2.03
Short-term securities & other assets less liabilities	2.17
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Ireland, the Netherlands and Spain.

Common stocks 97.78%	Shares	Value (000)
Information technology 22.58%
Broadcom, Inc.	7,310,638	$6,341,467
Microsoft Corp.	18,566,933	6,322,783
Applied Materials, Inc.	14,086,518	2,036,065
Apple, Inc.	7,612,742	1,476,644
Salesforce, Inc.[1]	6,136,752	1,296,450
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	5,535,991	558,692
Taiwan Semiconductor Manufacturing Company, Ltd.	23,210,000	432,526
TE Connectivity, Ltd.	6,729,525	943,210
ASML Holding NV	1,262,028	913,545
ASML Holding NV (New York registered) (ADR)	34,283	24,847
Micron Technology, Inc.	14,529,779	916,974
Arista Networks, Inc.[1]	4,636,300	751,359
Motorola Solutions, Inc.	2,150,662	630,746
SK hynix, Inc.	5,691,000	501,801
KLA Corp.	881,544	427,567
NVIDIA Corp.	912,000	385,794
STMicroelectronics NV	6,870,849	341,814
Wolfspeed, Inc.[1]	5,857,703	325,630
Shopify, Inc., Class A, subordinate voting shares[1]	4,309,378	278,386
ServiceNow, Inc.[1]	402,053	225,942
SAP SE	1,413,263	192,972
Advanced Micro Devices, Inc.[1]	1,672,719	190,539
NetApp, Inc.	2,384,149	182,149
MicroStrategy, Inc., Class A1,2	510,069	174,658
Capgemini SE	743,000	140,755
Keyence Corp.	194,400	91,935
CDW Corp.	450,000	82,575
Adobe, Inc.[1]	161,399	78,923
DocuSign, Inc.[1]	1,366,166	69,797
Samsung Electronics Co., Ltd.	488,800	26,941
Intel Corp.	149,664	5,005
		26,368,491

Health care 13.06%
UnitedHealth Group, Inc.	4,289,395	2,061,655
Centene Corp.[1]	22,684,484	1,530,068
Eli Lilly and Company	2,904,874	1,362,328
Novo Nordisk AS, Class B	7,921,010	1,279,352
AstraZeneca PLC	7,926,818	1,135,424
AstraZeneca PLC (ADR)	154,792	11,078
Thermo Fisher Scientific, Inc.	2,091,270	1,091,120
Pfizer, Inc.	15,647,137	573,937
Regeneron Pharmaceuticals, Inc.[1]	754,511	542,146
Abbott Laboratories	4,860,208	529,860

2	Fundamental Investors

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Alnylam Pharmaceuticals, Inc.[1]	2,570,302	$488,203
Vertex Pharmaceuticals, Inc.[1]	1,154,500	406,280
Molina Healthcare, Inc.[1]	1,205,913	363,269
Gilead Sciences, Inc.	4,707,349	362,795
Bristol-Myers Squibb Company	5,179,225	331,211
Edwards Lifesciences Corp.[1]	3,429,225	323,479
Danaher Corp.	1,016,533	243,968
Johnson & Johnson	1,430,213	236,729
Exact Sciences Corp.[1]	2,500,000	234,750
agilon health, Inc.[1,2]	13,028,000	225,905
The Cigna Group	800,000	224,480
Elevance Health, Inc.	478,003	212,372
Humana, Inc.	469,500	209,928
Zoetis, Inc., Class A	1,114,550	191,937
Seagen, Inc.[1]	993,978	191,301
Rede D’Or Sao Luiz SA	23,367,000	160,654
CVS Health Corp.	2,119,906	146,549
ResMed, Inc.	486,453	106,290
Cooper Companies, Inc.	244,319	93,679
AbbVie, Inc.	649,491	87,506
Align Technology, Inc.[1]	187,000	66,131
BeiGene, Ltd. (ADR)[1]	292,068	52,076
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	6,731,576	50,689
Mettler-Toledo International, Inc.[1]	37,455	49,127
GE HealthCare Technologies, Inc.	495,933	40,290
Karuna Therapeutics, Inc.[1]	178,799	38,773
		15,255,339

Industrials 11.43%
TransDigm Group, Inc.	2,264,681	2,025,010
Carrier Global Corp.	24,950,843	1,240,306
CSX Corp.	25,145,326	857,456
Boeing Company[1]	3,592,700	758,635
Caterpillar, Inc.	3,030,771	745,721
United Rentals, Inc.	1,424,196	634,294
Regal Rexnord Corp.[3]	3,971,000	611,137
Quanta Services, Inc.	2,641,500	518,923
ITT, Inc.[3]	5,564,000	518,620
Airbus SE, non-registered shares	3,385,043	489,326
General Electric Co.	3,369,328	370,121
Schneider Electric SE	1,971,587	359,355
Northrop Grumman Corp.	766,401	349,326
Ceridian HCM Holding, Inc.[1]	5,074,907	339,866
Equifax, Inc.	1,340,417	315,400
TFI International, Inc. (CAD denominated)	2,546,544	290,130
Paychex, Inc.	2,384,031	266,702
United Airlines Holdings, Inc.[1]	4,852,065	266,233
Waste Connections, Inc.	1,834,233	262,167
Rockwell Automation	793,381	261,379
Deere & Company	500,000	202,595
Huntington Ingalls Industries, Inc.	669,100	152,287
Raytheon Technologies Corp.	1,394,532	136,608
ABB, Ltd.	3,244,463	127,664
Sandvik AB	6,000,000	117,160
Safran SA	714,648	112,280
Dun & Bradstreet Holdings, Inc.	9,617,850	111,278
LIXIL Corp.	8,167,300	103,726
Lockheed Martin Corp.	225,000	103,585
AMETEK, Inc.	601,953	97,444
United Parcel Service, Inc., Class B	530,598	95,110
Lifco AB, Class B	4,358,648	94,852
L3Harris Technologies, Inc.	443,300	86,785
DSV A/S	400,000	84,181
Honeywell International, Inc.	394,989	81,960
IMCD NV	400,000	57,536
Lincoln Electric Holdings, Inc.	261,729	51,987
SS&C Technologies Holdings, Inc.	503,000	30,482

Fundamental Investors	3

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Concentrix Corp.	120,317	$9,716
Crane Co.	97,502	8,689
Crane NXT, Co.	132,759	7,493
		13,353,525

Financials 11.05%
Visa, Inc., Class A	5,202,573	1,235,507
Apollo Asset Management, Inc.	12,515,772	961,336
Mastercard, Inc., Class A	2,250,381	885,075
JPMorgan Chase & Co.	5,883,948	855,761
Aon PLC, Class A	2,233,794	771,106
Blackstone, Inc.	7,490,931	696,432
Fiserv, Inc.[1]	4,638,000	585,084
HDFC Bank, Ltd.	23,807,000	494,633
Discover Financial Services	3,978,860	464,930
Marsh & McLennan Companies, Inc.	2,464,775	463,575
KKR & Co., Inc.	7,630,225	427,293
Goldman Sachs Group, Inc.	1,185,914	382,505
S&P Global, Inc.	882,768	353,893
Wells Fargo & Company	7,724,177	329,668
OneMain Holdings, Inc.[3]	6,876,634	300,440
Arthur J. Gallagher & Co.	1,285,362	282,227
Blue Owl Capital, Inc., Class A	22,034,001	256,696
Synchrony Financial	6,679,847	226,580
Arch Capital Group, Ltd.[1]	3,000,000	224,550
Chubb, Ltd.	1,084,624	208,855
Progressive Corp.	1,476,109	195,393
Intercontinental Exchange, Inc.	1,489,744	168,460
Ares Management Corp., Class A	1,715,153	165,255
Fidelity National Information Services, Inc.	2,788,131	152,511
BlackRock, Inc.	212,450	146,833
Edenred SA	2,190,964	146,709
RenaissanceRe Holdings, Ltd.	744,200	138,808
CME Group, Inc., Class A	743,000	137,670
Kotak Mahindra Bank, Ltd.	6,087,000	137,077
Capital One Financial Corp.	1,210,185	132,358
Block, Inc., Class A1	1,855,000	123,487
London Stock Exchange Group PLC	1,110,776	117,705
Brookfield Corp., Class A	3,405,219	114,586
China Merchants Bank Co., Ltd., Class H	21,135,000	96,115
Toronto-Dominion Bank (CAD denominated)	1,264,643	78,385
Brookfield Asset Management, Ltd., Class A	2,363,862	77,133
AIA Group, Ltd.	7,048,400	71,916
Moody’s Corp.	197,608	68,712
Brown & Brown, Inc.	931,822	64,147
Citizens Financial Group, Inc.	2,237,628	58,357
Canadian Imperial Bank of Commerce (CAD denominated)[2]	1,053,075	44,961
Charles Schwab Corp.	780,000	44,210
Checkout Payments Group, Ltd., Series D1,4,5	159,760	14,370
Morgan Stanley	98,500	8,412
		12,909,716

Consumer discretionary 9.74%
Amazon.com, Inc.[1]	9,854,587	1,284,644
Restaurant Brands International, Inc.	13,035,674	1,010,525
Booking Holdings, Inc.[1]	315,900	853,034
Home Depot, Inc.	2,635,780	818,779
D.R. Horton, Inc.	6,642,000	808,265
Evolution AB	5,842,500	740,360
Coupang, Inc., Class A1	37,273,395	648,557
YUM! Brands, Inc.	3,712,331	514,343
LVMH Moët Hennessy-Louis Vuitton SE	319,900	301,898
adidas AG	1,541,183	298,920
Flutter Entertainment PLC[1]	1,442,013	290,227
Toll Brothers, Inc.	3,588,665	283,756
Industria de Diseño Textil, SA	7,077,625	274,982
Chipotle Mexican Grill, Inc.[1]	123,600	264,380
NIKE, Inc., Class B	2,218,966	244,907

4	Fundamental Investors

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Galaxy Entertainment Group, Ltd.[1]	34,454,000	$219,895
Tractor Supply Co.	962,510	212,811
B&M European Value Retail SA	29,746,458	210,854
Hilton Worldwide Holdings, Inc.	1,247,658	181,597
Amadeus IT Group SA, Class A, non-registered shares	2,359,010	179,854
MercadoLibre, Inc.[1]	149,707	177,343
Darden Restaurants, Inc.	1,049,085	175,281
Lennar Corp., Class A	1,336,000	167,414
Kering SA	302,049	167,286
Airbnb, Inc., Class A1	1,300,000	166,608
Norwegian Cruise Line Holdings, Ltd.[1]	6,900,000	150,213
Adient PLC[1]	3,817,532	146,288
Caesars Entertainment, Inc.[1]	2,223,300	113,322
Trainline PLC[1,3]	31,244,000	103,372
Five Below, Inc.[1]	518,411	101,888
Floor & Decor Holdings, Inc., Class A1	796,855	82,841
TJX Companies, Inc.	812,425	68,885
Domino’s Pizza, Inc.	140,000	47,179
General Motors Company	934,498	36,034
Mattel, Inc.[1]	511,723	9,999
Burlington Stores, Inc.[1]	54,931	8,646
Lear Corp.	58,191	8,353
		11,373,540

Consumer staples 9.55%
Philip Morris International, Inc.	29,647,877	2,894,226
Dollar Tree Stores, Inc.[1]	9,760,504	1,400,632
British American Tobacco PLC	31,878,299	1,057,609
British American Tobacco PLC (ADR)	523,818	17,391
Dollar General Corp.	4,063,603	689,918
Altria Group, Inc.	14,692,000	665,548
Nestlé SA	5,473,653	658,616
Performance Food Group Co.[1,3]	10,064,922	606,311
Keurig Dr Pepper, Inc.	19,265,500	602,432
Bunge, Ltd.	4,255,431	401,500
Mondelez International, Inc.	5,000,000	364,700
Constellation Brands, Inc., Class A	1,279,651	314,960
Monster Beverage Corp.[1]	5,439,854	312,465
Target Corp.	2,118,000	279,364
Church & Dwight Co., Inc.	1,859,778	186,406
Procter & Gamble Company	1,088,929	165,234
Reckitt Benckiser Group PLC (ADR)[2]	9,920,942	150,699
Anheuser-Busch InBev SA/NV	2,378,964	134,735
Imperial Brands PLC	5,382,898	119,042
General Mills, Inc.	923,309	70,818
Kraft Heinz Company	1,810,177	64,261
		11,156,867

Communication services 7.88%
Alphabet, Inc., Class C1	24,222,658	2,930,215
Alphabet, Inc., Class A1	4,205,721	503,425
Meta Platforms, Inc., Class A1	9,577,232	2,748,474
Netflix, Inc.[1]	2,504,474	1,103,196
Comcast Corp., Class A	19,546,422	812,154
Publicis Groupe SA	5,234,485	408,337
ZoomInfo Technologies, Inc.[1]	8,837,400	224,381
Take-Two Interactive Software, Inc.[1]	1,258,940	185,266
Charter Communications, Inc., Class A1	475,102	174,538
Activision Blizzard, Inc.[1]	868,540	73,218
Warner Music Group Corp., Class A	1,112,000	29,012
Vodafone Group PLC (ADR)[2]	892,900	8,438
		9,200,654

Materials 4.61%
Linde PLC	1,806,354	688,365
Mosaic Co.[3]	19,004,365	665,153
Grupo México, SAB de CV, Series B	106,300,000	511,783
Wheaton Precious Metals Corp.	11,498,000	496,944

Fundamental Investors	5

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Corteva, Inc.	8,302,000	$475,705
First Quantum Minerals, Ltd.	18,030,000	426,541
Vale SA, ordinary nominative shares	23,717,000	318,096
Vale SA (ADR), ordinary nominative shares	4,158,839	55,811
Crown Holdings, Inc.	2,782,000	241,672
Freeport-McMoRan, Inc.	5,500,000	220,000
Rio Tinto PLC	3,406,282	216,400
Glencore PLC	34,185,000	193,916
Barrick Gold Corp.	9,620,000	162,867
Royal Gold, Inc.	1,417,000	162,643
Olin Corp.	2,986,550	153,479
Celanese Corp.	1,083,780	125,502
Franco-Nevada Corp.[2]	633,000	90,218
Lundin Mining Corp.	10,415,000	81,606
CCL Industries, Inc., Class B, nonvoting shares	1,157,433	56,895
Sherwin-Williams Company	149,580	39,716
		5,383,312

Energy 4.36%
Canadian Natural Resources, Ltd. (CAD denominated)	21,990,951	1,236,374
Exxon Mobil Corp.	4,757,654	510,258
ConocoPhillips	4,501,567	466,407
TC Energy Corp. (CAD denominated)[2]	9,620,252	388,804
Schlumberger NV	6,694,300	328,824
Baker Hughes Co., Class A	10,000,000	316,100
HF Sinclair Corp.	6,907,000	308,121
Chesapeake Energy Corp.	3,500,000	292,880
Cenovus Energy, Inc. (CAD denominated)	17,166,000	291,553
EOG Resources, Inc.	2,374,922	271,786
Halliburton Co.	4,989,000	164,587
EQT Corp.	3,955,000	162,669
Pioneer Natural Resources Company	689,000	142,747
Equitrans Midstream Corp.	12,205,288	116,683
Chevron Corp.	437,304	68,810
TotalEnergies SE	400,358	22,946
		5,089,549

Utilities 2.36%
Constellation Energy Corp.	6,592,544	603,547
FirstEnergy Corp.	15,364,000	597,352
AES Corp.	20,665,234	428,390
PG&E Corp.[1]	24,149,971	417,312
CenterPoint Energy, Inc.	8,257,540	240,707
Edison International	2,178,323	151,285
CMS Energy Corp.	2,094,607	123,058
Brookfield Infrastructure Partners, LP	3,250,000	118,788
Evergy, Inc.	1,299,136	75,896
		2,756,335

Real estate 1.16%
VICI Properties, Inc. REIT	11,285,535	354,704
Equinix, Inc. REIT	450,174	352,909
Welltower, Inc. REIT	4,039,307	326,740
Extra Space Storage, Inc. REIT	1,210,000	180,109
Crown Castle, Inc. REIT	1,236,804	140,921
		1,355,383

Total common stocks (cost: $71,228,040,000)		114,202,711

Convertible stocks 0.05%
Utilities 0.05%
AES Corp., convertible preferred units, 6.875% 2/15/2024	640,442	52,273

Total convertible stocks (cost: $64,044,000)		52,273

6	Fundamental Investors

Short-term securities 2.27%	Shares	Value (000)
Money market investments 2.12%
Capital Group Central Cash Fund 5.15%[3,6]	24,784,607	$2,478,708

Money market investments purchased with collateral from securities on loan 0.15%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[6,7]	89,051,861	89,052
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[6,7]	68,598,134	68,598
Capital Group Central Cash Fund 5.15%[3,6,7]	171,548	17,157
		174,807

Total short-term securities (cost: $2,653,040,000)		2,653,515
Total investment securities 100.10% (cost: $73,945,124,000)		116,908,499
Other assets less liabilities (0.10)%		(114,930)

Net assets 100.00%		$116,793,569

Investments in affiliates3

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Common stocks 2.40%
Information technology 0.00%
Wolfspeed, Inc.[1,8]	$432,695	$82,870	$72,960	$(72,798)	$(44,177)	$—	$—
Industrials 0.97%
Regal Rexnord Corp.	438,453	41,741	—	—	130,943	611,137	2,780
ITT, Inc.	451,240	—	—	—	67,380	518,620	3,227
						1,129,757
Financials 0.25%
OneMain Holdings, Inc.	229,061	—	—	—	71,379	300,440	13,753
Consumer discretionary 0.09%
Trainline PLC[1]	100,746	3,240	—	—	(614)	103,372	—
Adient PLC[1,8]	168,855	—	40,565	(8,441)	26,439	—	—
						103,372
Consumer staples 0.52%
Performance Food Group Co.[1]	264,075	330,900	—	—	11,336	606,311	—
Materials 0.57%
Mosaic Co.	688,847	236,473	54,919	(29,256)	(175,992)	665,153	13,245
Utilities 0.00%
AES Corp.[8]	1,024,783	10,108	327,897	(40,222)	(238,382)	—	11,256
Total common stocks						2,805,033
Convertible stocks 0.00%
Utilities 0.00%
AES Corp., convertible preferred units, 6.875% 2/15/2024[8]	65,331	—	—	—	(13,058)	—	2,202
Short-term securities 2.14%
Money market investments 2.12%
Capital Group Central Cash Fund 5.15%[6]	4,506,752	5,649,362	7,678,099	793	(100)	2,478,708	90,928

Fundamental Investors	7

Investments in affiliates3 (continued)

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.15%[6,7]	$35,156		$17,999	[9]			$17,157	$—	[10]
Total short-term securities							2,495,865
Total 4.54%					$(149,924)	$(164,846)	$5,300,898	$137,391

Restricted security5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Checkout Payments Group, Ltd., Series D1,4	1/11/2022	$49,613	$14,370	.01%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $185,947,000, which represented .16% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Value determined using significant unobservable inputs.
[5]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $14,370,000, which represented .01% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 6/30/2023.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Affiliated issuer during the reporting period but no longer an affiliate at 6/30/2023. Refer to the investment portfolio for the security value at 6/30/2023.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

8	Fundamental Investors

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2023	(dollars in thousands)

Assets:
Investment securities, at value (includes $185,947 of investment securities on loan):
Unaffiliated issuers (cost: $68,343,760)	$111,607,601
Affiliated issuers (cost: $5,601,364)	5,300,898	$116,908,499
Cash		4,808
Cash denominated in currencies other than U.S. dollars (cost: $6,144)		6,143
Cash collateral received for securities on loan		19,423
Receivables for:
Sales of investments	191,245
Sales of fund’s shares	48,172
Dividends	157,415
Securities lending income	8
Other	574	397,414
		117,336,287
Liabilities:
Collateral for securities on loan		194,230
Payables for:
Purchases of investments	194,167
Repurchases of fund’s shares	84,840
Investment advisory services	22,552
Services provided by related parties	19,361
Trustees’ deferred compensation	3,882
Non-U.S. taxes	22,183
Other	1,503	348,488
Net assets at June 30, 2023		$116,793,569

Net assets consist of:
Capital paid in on shares of beneficial interest		$69,848,938
Total distributable earnings		46,944,631
Net assets at June 30, 2023		$116,793,569

Refer to the notes to financial statements.

Fundamental Investors	9

Financial statements (continued)

Statement of assets and liabilities	unaudited
at June 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,722,918 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$61,287,968	903,746		$67.82
Class C	1,200,097	17,801		67.42
Class T	12	—	*	67.78
Class F-1	1,765,914	26,056		67.77
Class F-2	11,492,114	169,583		67.77
Class F-3	8,379,293	123,653		67.76
Class 529-A	3,414,314	50,456		67.67
Class 529-C	85,777	1,265		67.81
Class 529-E	91,898	1,359		67.60
Class 529-T	19	—	*	67.78
Class 529-F-1	13	—	*	67.59
Class 529-F-2	312,181	4,604		67.80
Class 529-F-3	14	—	*	67.80
Class R-1	91,218	1,353		67.41
Class R-2	634,593	9,428		67.31
Class R-2E	81,122	1,204		67.36
Class R-3	1,452,880	21,490		67.61
Class R-4	1,308,142	19,345		67.62
Class R-5E	376,913	5,573		67.63
Class R-5	761,479	11,220		67.87
Class R-6	24,057,608	354,782		67.81

*	Amount less than one thousand.

Refer to the notes to financial statements.

10	Fundamental Investors

Financial statements (continued)

Statement of operations	unaudited
for the six months ended June 30, 2023	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $27,636; also includes $137,391 from affiliates)	$1,028,248
Securities lending income (net of fees)	899
Interest from unaffiliated issuers	750	$1,029,897
Fees and expenses*:
Investment advisory services	131,466
Distribution services	87,371
Transfer agent services	35,104
Administrative services	16,410
529 plan services	1,096
Reports to shareholders	1,203
Registration statement and prospectus	680
Trustees’ compensation	342
Auditing and legal	44
Custodian	1,257
Other	105	275,078
Net investment income		754,819

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $1,612):
Unaffiliated issuers	3,904,655
Affiliated issuers	(149,924)
Currency transactions	4,178	3,758,909
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $14,795):
Unaffiliated issuers	10,467,063
Affiliated issuers	(164,846)
Currency translations	608	10,302,825
Net realized gain and unrealized appreciation		14,061,734

Net increase in net assets resulting from operations		$14,816,553

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

Fundamental Investors	11

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income	$754,819	$1,772,023
Net realized gain	3,758,909	2,790,588
Net unrealized appreciation (depreciation)	10,302,825	(26,873,753)
Net increase (decrease) in net assets resulting from operations	14,816,553	(22,311,142)

Distributions paid to shareholders	(1,747,066)	(5,298,445)

Net capital share transactions	(1,337,561)	(3,018,635)

Total increase (decrease) in net assets	11,731,926	(30,628,222)

Net assets:
Beginning of period	105,061,643	135,689,865
End of period	$116,793,569	$105,061,643

*	Unaudited.

Refer to the notes to financial statements.

12	Fundamental Investors

Notes to financial statements	unaudited

1. Organization

American Funds Fundamental Investors (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, Fundamental Investors (the “fund”). The fund seeks long-term growth of capital and income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Fundamental Investors	13

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

14	Fundamental Investors

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$23,726,202	$2,642,289	$—	$26,368,491
Health care	12,840,563	2,414,776	—	15,255,339
Industrials	11,807,445	1,546,080	—	13,353,525
Financials	11,831,191	1,064,155	14,370	12,909,716
Consumer discretionary	8,585,892	2,787,648	—	11,373,540
Consumer staples	9,186,865	1,970,002	—	11,156,867
Communication services	8,792,317	408,337	—	9,200,654
Materials	4,972,996	410,316	—	5,383,312
Energy	5,066,603	22,946	—	5,089,549
Utilities	2,756,335	—	—	2,756,335
Real estate	1,355,383	—	—	1,355,383
Convertible stocks	52,273	—	—	52,273
Short-term securities	2,653,515	—	—	2,653,515
Total	$103,627,580	$13,266,549	$14,370	$116,908,499

Fundamental Investors	15

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

16	Fundamental Investors

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of June 30, 2023, the total value of securities on loan was $185,947,000, and the total value of collateral received was $194,230,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2023, the fund recognized $1,517,000 in reclaims (net of $48,000 in fees and the effect of realized gain or loss from currency translations) related to European court rulings, which is included in dividend income in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

Fundamental Investors	17

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$293,898
Undistributed long-term capital gains	1,112,347
Post-October capital loss deferral*	(100,566)

*	This deferral is considered incurred in the subsequent year.

As of June 30, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$45,202,680
Gross unrealized depreciation on investments	(2,303,574)
Net unrealized appreciation on investments	42,899,106
Cost of investments	74,009,393

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2023						Year ended December 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$306,758		$583,470		$890,228		$877,592		$1,855,051		$2,732,643
Class C	1,779		11,515		13,294		9,246		41,196		50,442
Class T	—	†	—	†	—	†	—	†	—	†	—	†
Class F-1	8,511		16,888		25,399		25,634		56,285		81,919
Class F-2	69,270		109,522		178,792		191,768		353,408		545,176
Class F-3	54,701		79,850		134,551		149,442		259,870		409,312
Class 529-A	16,354		32,546		48,900		47,115		101,971		149,086
Class 529-C	95		817		912		607		3,048		3,655
Class 529-E	340		878		1,218		1,060		2,743		3,803
Class 529-T	—	†	—	†	—	†	—	†	1		1
Class 529-F-1	—	†	—	†	—	†	—	†	—	†	—	†
Class 529-F-2	1,872		2,956		4,828		4,665		8,566		13,231
Class 529-F-3	—	†	—	†	—	†	—	†	—	†	—	†
Class R-1	134		877		1,011		647		2,896		3,543
Class R-2	937		6,088		7,025		4,394		20,008		24,402
Class R-2E	227		773		1,000		782		2,551		3,333
Class R-3	5,143		13,971		19,114		17,042		46,983		64,025
Class R-4	6,485		12,610		19,095		20,063		43,797		63,860
Class R-5E	2,196		3,637		5,833		6,329		12,687		19,016
Class R-5	5,001		7,336		12,337		15,537		27,874		43,411
Class R-6	154,601		228,928		383,529		398,202		689,385		1,087,587
Total	$634,404		$1,112,662		$1,747,066		$1,770,125		$3,528,320		$5,298,445

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.227% on such assets in excess of $144 billion. For the six months ended June 30, 2023, the investment advisory services fees were $131,466,000, which were equivalent to an annualized rate of 0.240% of average daily net assets.

18	Fundamental Investors

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2023, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2023, the 529 plan services fees were $1,096,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

Fundamental Investors	19

For the six months ended June 30, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$67,363	$23,512		$8,623		Not applicable
Class C	5,786	479		176		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,040	1,057		252		Not applicable
Class F-2	Not applicable	5,379		1,614		Not applicable
Class F-3	Not applicable	41		1,185		Not applicable
Class 529-A	3,606	1,200		478		$960
Class 529-C	420	32		13		25
Class 529-E	214	17		13		26
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	28		42		85
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	428	40		13		Not applicable
Class R-2	2,243	1,019		90		Not applicable
Class R-2E	223	74		11		Not applicable
Class R-3	3,481	1,033		209		Not applicable
Class R-4	1,567	626		188		Not applicable
Class R-5E	Not applicable	254		52		Not applicable
Class R-5	Not applicable	197		115		Not applicable
Class R-6	Not applicable	116		3,336		Not applicable
Total class-specific expenses	$87,371	$35,104		$16,410		$1,096

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $342,000 in the fund’s statement of operations reflects $227,000 in current fees (either paid in cash or deferred) and a net increase of $115,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2023, the fund engaged in such purchase and sale transactions with related funds in the amounts of $624,004,000 and $655,191,000, respectively, which generated $53,740,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2023.

20	Fundamental Investors

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class A	$1,085,454	17,002	$875,504		13,353		$(2,957,884)	(46,307)	$(996,926)	(15,952)
Class C	50,550	796	13,261		201		(182,452)	(2,887)	(118,641)	(1,890)
Class T	—	—	—		—		—	—	—	—
Class F-1	19,210	301	25,216		385		(118,681)	(1,856)	(74,255)	(1,170)
Class F-2	757,327	11,855	173,673		2,657		(1,068,172)	(16,726)	(137,172)	(2,214)
Class F-3	519,714	8,148	133,913		2,051		(820,043)	(12,865)	(166,416)	(2,666)
Class 529-A	112,220	1,765	48,885		747		(189,011)	(2,971)	(27,906)	(459)
Class 529-C	7,149	112	912		14		(18,503)	(292)	(10,442)	(166)
Class 529-E	4,254	67	1,217		19		(6,070)	(96)	(599)	(10)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	29,862	467	4,826		74		(21,280)	(332)	13,408	209
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	5,235	83	1,007		15		(9,664)	(152)	(3,422)	(54)
Class R-2	42,952	680	7,024		106		(73,370)	(1,165)	(23,394)	(379)
Class R-2E	6,007	95	999		15		(5,819)	(93)	1,187	17
Class R-3	80,131	1,259	19,085		291		(187,266)	(2,947)	(88,050)	(1,397)
Class R-4	64,524	1,014	19,092		292		(167,367)	(2,645)	(83,751)	(1,339)
Class R-5E	52,876	841	5,833		89		(42,751)	(672)	15,958	258
Class R-5	29,025	454	12,325		189		(152,881)	(2,385)	(111,531)	(1,742)
Class R-6	1,134,894	17,976	381,550		5,837		(1,042,053)	(16,254)	474,391	7,559
Total net increase (decrease)	$4,001,384	62,915	$1,724,322		26,335		$(7,063,267)	(110,645)	$(1,337,561)	(21,395)

Refer to the end of the table for footnotes.

Fundamental Investors	21

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2022

Class A	$2,874,872	44,281	$2,686,415	44,563		$(6,344,779)	(99,212)	$(783,492)	(10,368)
Class C	126,323	1,953	50,277	844		(382,119)	(5,921)	(205,519)	(3,124)
Class T	—	—	—	—		—	—	—	—
Class F-1	51,867	790	81,235	1,348		(353,727)	(5,426)	(220,625)	(3,288)
Class F-2	1,809,585	27,960	530,201	8,786		(3,298,598)	(51,329)	(958,812)	(14,583)
Class F-3	1,325,747	20,553	407,161	6,745		(2,112,716)	(33,393)	(379,808)	(6,095)
Class 529-A	243,116	3,748	149,056	2,478		(362,952)	(5,633)	29,220	593
Class 529-C	16,541	255	3,653	61		(41,747)	(641)	(21,553)	(325)
Class 529-E	6,921	107	3,802	63		(12,158)	(186)	(1,435)	(16)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	49,591	769	13,228	219		(37,401)	(584)	25,418	404
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	9,634	147	3,528	59		(19,699)	(304)	(6,537)	(98)
Class R-2	94,497	1,458	24,386	410		(167,595)	(2,571)	(48,712)	(703)
Class R-2E	12,959	197	3,333	56		(28,489)	(438)	(12,197)	(185)
Class R-3	197,418	3,038	63,926	1,066		(409,922)	(6,286)	(148,578)	(2,182)
Class R-4	147,179	2,250	63,844	1,062		(431,790)	(6,670)	(220,767)	(3,358)
Class R-5E	121,377	1,853	19,014	316		(268,207)	(4,128)	(127,816)	(1,959)
Class R-5	68,258	1,054	43,358	717		(283,240)	(4,414)	(171,624)	(2,643)
Class R-6	1,876,217	29,848	1,082,070	17,916		(2,724,088)	(42,583)	234,199	5,181
Total net increase (decrease)	$9,032,102	140,261	$5,228,490	86,709		$(17,279,227)	(269,719)	$(3,018,635)	(42,749)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $19,291,041,000 and $19,725,950,000, respectively, during the six months ended June 30, 2023.

22	Fundamental Investors

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
6/30/2023[5,6]	$60.26	$.41	$8.14	$8.55	$(.34)	$(.65)	$(.99)	$67.82	14.27%[7]	$61,288		.59%[8]		.59%[8]		1.29%[8]
12/31/2022	75.96	.95	(13.65)	(12.70)	(.96)	(2.04)	(3.00)	60.26	(16.67)	55,416		.60		.60		1.48
12/31/2021	69.15	.96	14.18	15.14	(.94)	(7.39)	(8.33)	75.96	22.49	70,646		.59		.59		1.26
12/31/2020	62.02	.89	8.05	8.94	(1.03)	(.78)	(1.81)	69.15	14.95	60,572		.61		.61		1.48
12/31/2019	52.29	.98	13.30	14.28	(.94)	(3.61)	(4.55)	62.02	27.61	56,715		.61		.61		1.65
12/31/2018	62.21	1.01	(5.19)	(4.18)	(.99)	(4.75)	(5.74)	52.29	(6.60)	47,045		.59		.59		1.61
Class C:
6/30/2023[5,6]	59.90	.17	8.10	8.27	(.10)	(.65)	(.75)	67.42	13.83 [7]	1,200		1.35	[8]	1.35	[8]	.53	[8]
12/31/2022	75.51	.46	(13.56)	(13.10)	(.47)	(2.04)	(2.51)	59.90	(17.30)	1,180		1.35		1.35		.71
12/31/2021	68.77	.38	14.11	14.49	(.36)	(7.39)	(7.75)	75.51	21.59	1,723		1.34		1.34		.51
12/31/2020	61.66	.45	8.01	8.46	(.57)	(.78)	(1.35)	68.77	14.08	1,671		1.35		1.35		.76
12/31/2019	52.00	.52	13.23	13.75	(.48)	(3.61)	(4.09)	61.66	26.66	2,061		1.37		1.37		.89
12/31/2018	61.88	.50	(5.15)	(4.65)	(.48)	(4.75)	(5.23)	52.00	(7.35)	1,996		1.39		1.39		.81
Class T:
6/30/2023[5,6]	60.22	.50	8.14	8.64	(.43)	(.65)	(1.08)	67.78	14.42 [7,9]	—	[10]	.32	[8,9]	.32	[8,9]	1.57	[8,9]
12/31/2022	75.93	1.12	(13.66)	(12.54)	(1.13)	(2.04)	(3.17)	60.22	(16.46)[9]	—	[10]	.34	[9]	.34	[9]	1.73	[9]
12/31/2021	69.12	1.13	14.19	15.32	(1.12)	(7.39)	(8.51)	75.93	22.78 [9]	—	[10]	.36	[9]	.36	[9]	1.49	[9]
12/31/2020	62.02	1.04	8.02	9.06	(1.18)	(.78)	(1.96)	69.12	15.22 [9]	—	[10]	.36	[9]	.36	[9]	1.74	[9]
12/31/2019	52.28	1.12	13.32	14.44	(1.09)	(3.61)	(4.70)	62.02	27.95 [9]	—	[10]	.37	[9]	.37	[9]	1.90	[9]
12/31/2018	62.20	1.14	(5.19)	(4.05)	(1.12)	(4.75)	(5.87)	52.28	(6.41)[9]	—	[10]	.38	[9]	.38	[9]	1.82	[9]
Class F-1:
6/30/2023[5,6]	60.22	.39	8.13	8.52	(.32)	(.65)	(.97)	67.77	14.21 [7]	1,766		.65	[8]	.65	[8]	1.23	[8]
12/31/2022	75.91	.91	(13.63)	(12.72)	(.93)	(2.04)	(2.97)	60.22	(16.71)	1,640		.65		.65		1.41
12/31/2021	69.10	.91	14.18	15.09	(.89)	(7.39)	(8.28)	75.91	22.42	2,316		.65		.65		1.20
12/31/2020	61.98	.87	8.03	8.90	(1.00)	(.78)	(1.78)	69.10	14.89	2,522		.65		.65		1.45
12/31/2019	52.26	.94	13.29	14.23	(.90)	(3.61)	(4.51)	61.98	27.53	2,771		.66		.66		1.60
12/31/2018	62.17	.96	(5.18)	(4.22)	(.94)	(4.75)	(5.69)	52.26	(6.67)	2,352		.67		.67		1.52
Class F-2:
6/30/2023[5,6]	60.21	.48	8.14	8.62	(.41)	(.65)	(1.06)	67.77	14.40 [7]	11,492		.38	[8]	.38	[8]	1.51	[8]
12/31/2022	75.91	1.09	(13.65)	(12.56)	(1.10)	(2.04)	(3.14)	60.21	(16.49)	10,345		.39		.39		1.68
12/31/2021	69.11	1.12	14.17	15.29	(1.10)	(7.39)	(8.49)	75.91	22.73	14,149		.38		.38		1.47
12/31/2020	62.00	1.02	8.03	9.05	(1.16)	(.78)	(1.94)	69.11	15.20	11,567		.39		.39		1.71
12/31/2019	52.27	1.10	13.30	14.40	(1.06)	(3.61)	(4.67)	62.00	27.87	10,821		.40		.40		1.86
12/31/2018	62.19	1.13	(5.19)	(4.06)	(1.11)	(4.75)	(5.86)	52.27	(6.43)	8,654		.41		.41		1.80
Class F-3:
6/30/2023[5,6]	60.21	.51	8.13	8.64	(.44)	(.65)	(1.09)	67.76	14.43 [7]	8,379		.28	[8]	.28	[8]	1.61	[8]
12/31/2022	75.91	1.16	(13.65)	(12.49)	(1.17)	(2.04)	(3.21)	60.21	(16.39)	7,606		.28		.28		1.80
12/31/2021	69.11	1.20	14.17	15.37	(1.18)	(7.39)	(8.57)	75.91	22.86	10,052		.28		.28		1.58
12/31/2020	62.00	1.08	8.03	9.11	(1.22)	(.78)	(2.00)	69.11	15.32	8,288		.29		.29		1.81
12/31/2019	52.27	1.17	13.29	14.46	(1.12)	(3.61)	(4.73)	62.00	28.01	7,595		.30		.30		1.97
12/31/2018	62.19	1.19	(5.19)	(4.00)	(1.17)	(4.75)	(5.92)	52.27	(6.34)	5,448		.31		.31		1.89
Class 529-A:
6/30/2023[5,6]	60.13	.39	8.13	8.52	(.33)	(.65)	(.98)	67.67	14.23 [7]	3,414		.64	[8]	.64	[8]	1.24	[8]
12/31/2022	75.81	.93	(13.63)	(12.70)	(.94)	(2.04)	(2.98)	60.13	(16.69)	3,061		.63		.63		1.44
12/31/2021	69.02	.93	14.16	15.09	(.91)	(7.39)	(8.30)	75.81	22.46	3,815		.63		.63		1.22
12/31/2020	61.92	.86	8.02	8.88	(1.00)	(.78)	(1.78)	69.02	14.88	3,219		.65		.65		1.43
12/31/2019	52.21	.94	13.28	14.22	(.90)	(3.61)	(4.51)	61.92	27.53	2,810		.67		.67		1.60
12/31/2018	62.12	.96	(5.18)	(4.22)	(.94)	(4.75)	(5.69)	52.21	(6.68)	2,304		.67		.67		1.53

Refer to the end of the table for footnotes.

Fundamental Investors	23

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
6/30/2023[5,6]	$60.24	$.15	$8.14	$8.29	$(.07)	$(.65)	$(.72)	$67.81	13.79%[7]		$86		1.41%[8]		1.41%[8]		.46%[8]
12/31/2022	75.90	.43	(13.63)	(13.20)	(.42)	(2.04)	(2.46)	60.24	(17.34)		86		1.40		1.40		.66
12/31/2021	69.09	.35	14.17	14.52	(.32)	(7.39)	(7.71)	75.90	21.52		133		1.38		1.38		.46
12/31/2020	61.90	.46	8.03	8.49	(.52)	(.78)	(1.30)	69.09	14.05		144		1.40		1.40		.78
12/31/2019	52.19	.50	13.27	13.77	(.45)	(3.61)	(4.06)	61.90	26.59		350		1.41		1.41		.84
12/31/2018	62.08	.48	(5.18)	(4.70)	(.44)	(4.75)	(5.19)	52.19	(7.39)		340		1.43		1.43		.76
Class 529-E:
6/30/2023[5,6]	60.07	.32	8.11	8.43	(.25)	(.65)	(.90)	67.60	14.10	[7]	92		.88	[8]	.88	[8]	1.01	[8]
12/31/2022	75.73	.78	(13.61)	(12.83)	(.79)	(2.04)	(2.83)	60.07	(16.89)		82		.87		.87		1.21
12/31/2021	68.96	.75	14.14	14.89	(.73)	(7.39)	(8.12)	75.73	22.16		105		.86		.86		.99
12/31/2020	61.85	.73	8.03	8.76	(.87)	(.78)	(1.65)	68.96	14.65		96		.87		.87		1.23
12/31/2019	52.16	.81	13.26	14.07	(.77)	(3.61)	(4.38)	61.85	27.24		94		.89		.89		1.37
12/31/2018	62.06	.81	(5.17)	(4.36)	(.79)	(4.75)	(5.54)	52.16	(6.88)		82		.90		.90		1.29
Class 529-T:
6/30/2023[5,6]	60.23	.47	8.14	8.61	(.41)	(.65)	(1.06)	67.78	14.36	[7,9]	—	[10]	.39	[8,9]	.39	[8,9]	1.50	[8,9]
12/31/2022	75.93	1.08	(13.65)	(12.57)	(1.09)	(2.04)	(3.13)	60.23	(16.50)[9]		—	[10]	.40	[9]	.40	[9]	1.67	[9]
12/31/2021	69.13	1.10	14.17	15.27	(1.08)	(7.39)	(8.47)	75.93	22.69	[9]	—	[10]	.41	[9]	.41	[9]	1.44	[9]
12/31/2020	62.02	1.00	8.04	9.04	(1.15)	(.78)	(1.93)	69.13	15.17	[9]	—	[10]	.41	[9]	.41	[9]	1.68	[9]
12/31/2019	52.28	1.09	13.31	14.40	(1.05)	(3.61)	(4.66)	62.02	27.86	[9]	—	[10]	.42	[9]	.42	[9]	1.85	[9]
12/31/2018	62.20	1.10	(5.18)	(4.08)	(1.09)	(4.75)	(5.84)	52.28	(6.46)[9]		—	[10]	.44	[9]	.44	[9]	1.76	[9]
Class 529-F-1:
6/30/2023[5,6]	60.06	.45	8.11	8.56	(.38)	(.65)	(1.03)	67.59	14.32	[7,9]	—	[10]	.46	[8,9]	.46	[8,9]	1.42	[8,9]
12/31/2022	75.73	1.04	(13.62)	(12.58)	(1.05)	(2.04)	(3.09)	60.06	(16.56)[9]		—	[10]	.46	[9]	.46	[9]	1.61	[9]
12/31/2021	68.95	1.06	14.16	15.22	(1.05)	(7.39)	(8.44)	75.73	22.68	[9]	—	[10]	.45	[9]	.45	[9]	1.40	[9]
12/31/2020	61.85	.97	8.05	9.02	(1.14)	(.78)	(1.92)	68.95	15.19	[9]	—	[10]	.42	[9]	.42	[9]	1.66	[9]
12/31/2019	52.15	1.08	13.27	14.35	(1.04)	(3.61)	(4.65)	61.85	27.84		196		.43		.43		1.83
12/31/2018	62.07	1.10	(5.19)	(4.09)	(1.08)	(4.75)	(5.83)	52.15	(6.48)		149		.44		.44		1.76
Class 529-F-2:
6/30/2023[5,6]	60.24	.48	8.15	8.63	(.42)	(.65)	(1.07)	67.80	14.39	[7]	312		.36	[8]	.36	[8]	1.53	[8]
12/31/2022	75.95	1.10	(13.66)	(12.56)	(1.11)	(2.04)	(3.15)	60.24	(16.48)		265		.38		.38		1.71
12/31/2021	69.14	1.12	14.17	15.29	(1.09)	(7.39)	(8.48)	75.95	22.73		303		.39		.39		1.47
12/31/2020[5,11]	59.63	.19	9.87	10.06	(.55)	—	(.55)	69.14	16.87	[7]	231		.07	[7]	.07	[7]	.29	[7]
Class 529-F-3:
6/30/2023[5,6]	60.24	.49	8.14	8.63	(.42)	(.65)	(1.07)	67.80	14.40	[7]	—	[10]	.33	[8]	.33	[8]	1.55	[8]
12/31/2022	75.95	1.12	(13.66)	(12.54)	(1.13)	(2.04)	(3.17)	60.24	(16.45)		—	[10]	.34		.34		1.74
12/31/2021	69.13	1.16	14.19	15.35	(1.14)	(7.39)	(8.53)	75.95	22.81		—	[10]	.35		.33		1.52
12/31/2020[5,11]	59.63	.20	9.86	10.06	(.56)	—	(.56)	69.13	16.88	[7]	—	[10]	.09	[7]	.06	[7]	.30	[7]
Class R-1:
6/30/2023[5,6]	59.90	.16	8.10	8.26	(.10)	(.65)	(.75)	67.41	13.82	[7]	91		1.36	[8]	1.36	[8]	.52	[8]
12/31/2022	75.51	.45	(13.56)	(13.11)	(.46)	(2.04)	(2.50)	59.90	(17.30)		84		1.37		1.37		.70
12/31/2021	68.77	.36	14.11	14.47	(.34)	(7.39)	(7.73)	75.51	21.55		114		1.37		1.37		.48
12/31/2020	61.65	.42	8.02	8.44	(.54)	(.78)	(1.32)	68.77	14.05		113		1.39		1.39		.71
12/31/2019	52.00	.50	13.23	13.73	(.47)	(3.61)	(4.08)	61.65	26.60		132		1.40		1.40		.86
12/31/2018	61.88	.49	(5.16)	(4.67)	(.46)	(4.75)	(5.21)	52.00	(7.38)		128		1.41		1.41		.78

Refer to the end of the table for footnotes.

24	Fundamental Investors

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
6/30/2023[5,6]	$59.81	$.16	$8.09	$8.25	$(.10)	$(.65)	$(.75)	$67.31	13.82%[7]	$635	1.37%[8]		1.37%[8]		.51%[8]
12/31/2022	75.41	.44	(13.55)	(13.11)	(.45)	(2.04)	(2.49)	59.81	(17.32)	587	1.39		1.39		.68
12/31/2021	68.70	.37	14.08	14.45	(.35)	(7.39)	(7.74)	75.41	21.54	792	1.37		1.37		.48
12/31/2020	61.61	.43	8.01	8.44	(.57)	(.78)	(1.35)	68.70	14.06	729	1.38		1.38		.72
12/31/2019	51.97	.51	13.22	13.73	(.48)	(3.61)	(4.09)	61.61	26.62	734	1.40		1.40		.87
12/31/2018	61.86	.49	(5.15)	(4.66)	(.48)	(4.75)	(5.23)	51.97	(7.37)	658	1.41		1.41		.79
Class R-2E:
6/30/2023[5,6]	59.86	.25	8.09	8.34	(.19)	(.65)	(.84)	67.36	13.98 [7]	81	1.08	[8]	1.08	[8]	.81	[8]
12/31/2022	75.47	.63	(13.56)	(12.93)	(.64)	(2.04)	(2.68)	59.86	(17.08)	71	1.09		1.09		.98
12/31/2021	68.75	.58	14.10	14.68	(.57)	(7.39)	(7.96)	75.47	21.89	104	1.08		1.08		.77
12/31/2020	61.67	.60	8.01	8.61	(.75)	(.78)	(1.53)	68.75	14.39	99	1.08		1.08		1.01
12/31/2019	52.02	.69	13.23	13.92	(.66)	(3.61)	(4.27)	61.67	26.99	91	1.09		1.09		1.17
12/31/2018	61.92	.69	(5.16)	(4.47)	(.68)	(4.75)	(5.43)	52.02	(7.08)	65	1.11		1.11		1.10
Class R-3:
6/30/2023[5,6]	60.07	.30	8.13	8.43	(.24)	(.65)	(.89)	67.61	14.07 [7]	1,453	.93	[8]	.93	[8]	.95	[8]
12/31/2022	75.73	.73	(13.61)	(12.88)	(.74)	(2.04)	(2.78)	60.07	(16.94)	1,375	.93		.93		1.13
12/31/2021	68.96	.70	14.14	14.84	(.68)	(7.39)	(8.07)	75.73	22.08	1,898	.93		.93		.92
12/31/2020	61.84	.70	8.03	8.73	(.83)	(.78)	(1.61)	68.96	14.58	1,851	.93		.93		1.17
12/31/2019	52.15	.77	13.27	14.04	(.74)	(3.61)	(4.35)	61.84	27.17	1,986	.94		.94		1.31
12/31/2018	62.05	.78	(5.18)	(4.40)	(.75)	(4.75)	(5.50)	52.15	(6.95)	1,880	.96		.96		1.24
Class R-4:
6/30/2023[5,6]	60.09	.40	8.11	8.51	(.33)	(.65)	(.98)	67.62	14.22 [7]	1,308	.63	[8]	.63	[8]	1.25	[8]
12/31/2022	75.75	.92	(13.60)	(12.68)	(.94)	(2.04)	(2.98)	60.09	(16.69)	1,243	.63		.63		1.43
12/31/2021	68.97	.92	14.16	15.08	(.91)	(7.39)	(8.30)	75.75	22.45	1,821	.63		.63		1.22
12/31/2020	61.87	.88	8.01	8.89	(1.01)	(.78)	(1.79)	68.97	14.92	1,847	.63		.63		1.47
12/31/2019	52.17	.95	13.28	14.23	(.92)	(3.61)	(4.53)	61.87	27.57	1,970	.64		.64		1.62
12/31/2018	62.07	.96	(5.17)	(4.21)	(.94)	(4.75)	(5.69)	52.17	(6.65)	1,879	.65		.65		1.54
Class R-5E:
6/30/2023[5,6]	60.10	.46	8.12	8.58	(.40)	(.65)	(1.05)	67.63	14.34 [7]	377	.42	[8]	.42	[8]	1.47	[8]
12/31/2022	75.77	1.04	(13.61)	(12.57)	(1.06)	(2.04)	(3.10)	60.10	(16.54)	319	.45		.45		1.60
12/31/2021	68.99	1.10	14.14	15.24	(1.07)	(7.39)	(8.46)	75.77	22.71	551	.42		.42		1.45
12/31/2020	61.90	.99	8.02	9.01	(1.14)	(.78)	(1.92)	68.99	15.14	418	.43		.43		1.67
12/31/2019	52.19	1.09	13.28	14.37	(1.05)	(3.61)	(4.66)	61.90	27.85	379	.43		.43		1.84
12/31/2018	62.12	1.14	(5.22)	(4.08)	(1.10)	(4.75)	(5.85)	52.19	(6.45)	255	.45		.45		1.86
Class R-5:
6/30/2023[5,6]	60.30	.49	8.15	8.64	(.42)	(.65)	(1.07)	67.87	14.41 [7]	762	.33	[8]	.33	[8]	1.55	[8]
12/31/2022	76.02	1.12	(13.66)	(12.54)	(1.14)	(2.04)	(3.18)	60.30	(16.45)	782	.33		.33		1.73
12/31/2021	69.19	1.15	14.21	15.36	(1.14)	(7.39)	(8.53)	76.02	22.81	1,186	.33		.33		1.52
12/31/2020	62.08	1.06	8.03	9.09	(1.20)	(.78)	(1.98)	69.19	15.25	1,253	.33		.33		1.77
12/31/2019	52.33	1.13	13.33	14.46	(1.10)	(3.61)	(4.71)	62.08	27.95	1,354	.34		.34		1.91
12/31/2018	62.25	1.16	(5.19)	(4.03)	(1.14)	(4.75)	(5.89)	52.33	(6.37)	1,326	.35		.35		1.84
Class R-6:
6/30/2023[5,6]	60.25	.51	8.14	8.65	(.44)	(.65)	(1.09)	67.81	14.44 [7]	24,058	.28	[8]	.28	[8]	1.61	[8]
12/31/2022	75.96	1.16	(13.66)	(12.50)	(1.17)	(2.04)	(3.21)	60.25	(16.39)	20,920	.28		.28		1.80
12/31/2021	69.14	1.20	14.19	15.39	(1.18)	(7.39)	(8.57)	75.96	22.87	25,982	.28		.28		1.58
12/31/2020	62.04	1.08	8.03	9.11	(1.23)	(.78)	(2.01)	69.14	15.30	21,200	.28		.28		1.80
12/31/2019	52.30	1.17	13.31	14.48	(1.13)	(3.61)	(4.74)	62.04	28.01	18,458	.29		.29		1.98
12/31/2018	62.22	1.19	(5.19)	(4.00)	(1.17)	(4.75)	(5.92)	52.30	(6.33)	13,670	.30		.30		1.90

Refer to the end of the table for footnotes.

Fundamental Investors	25

Financial highlights (continued)

	Six months ended	Year ended December 31,
	June 30, 2023[5,6,7]	2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes[12]	18%	27%	25%	48%	40%	34%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

26	Fundamental Investors

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2023, through June 30, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fundamental Investors	27

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,142.70	$3.13	.59%
Class A – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class C – actual return	1,000.00	1,138.32	7.16	1.35
Class C – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class T – actual return	1,000.00	1,144.19	1.70	.32
Class T – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class F-1 – actual return	1,000.00	1,142.13	3.45	.65
Class F-1 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class F-2 – actual return	1,000.00	1,143.96	2.02	.38
Class F-2 – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class F-3 – actual return	1,000.00	1,144.33	1.49	.28
Class F-3 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class 529-A – actual return	1,000.00	1,142.27	3.40	.64
Class 529-A – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class 529-C – actual return	1,000.00	1,137.92	7.47	1.41
Class 529-C – assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class 529-E – actual return	1,000.00	1,140.99	4.67	.88
Class 529-E – assumed 5% return	1,000.00	1,020.43	4.41	.88
Class 529-T – actual return	1,000.00	1,143.58	2.07	.39
Class 529-T – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 529-F-1 – actual return	1,000.00	1,143.22	2.44	.46
Class 529-F-1 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 529-F-2 – actual return	1,000.00	1,143.85	1.91	.36
Class 529-F-2 – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class 529-F-3 – actual return	1,000.00	1,143.99	1.75	.33
Class 529-F-3 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-1 – actual return	1,000.00	1,138.15	7.21	1.36
Class R-1 – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class R-2 – actual return	1,000.00	1,138.21	7.26	1.37
Class R-2 – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-2E – actual return	1,000.00	1,139.80	5.73	1.08
Class R-2E – assumed 5% return	1,000.00	1,019.44	5.41	1.08
Class R-3 – actual return	1,000.00	1,140.72	4.94	.93
Class R-3 – assumed 5% return	1,000.00	1,020.18	4.66	.93
Class R-4 – actual return	1,000.00	1,142.24	3.35	.63
Class R-4 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5E – actual return	1,000.00	1,143.35	2.23	.42
Class R-5E – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class R-5 – actual return	1,000.00	1,144.08	1.75	.33
Class R-5 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-6 – actual return	1,000.00	1,144.36	1.49	.28
Class R-6 – assumed 5% return	1,000.00	1,023.41	1.40	.28

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

28	Fundamental Investors

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Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	Fundamental Investors

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Fundamental Investors files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Fundamental Investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By __/s/ Walter R. Burkley___________________
Walter R. Burkley, Principal Executive Officer

Date: August 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley________
Walter R. Burkley, Principal Executive Officer

Date: August 31, 2023

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: August 31, 2023